Quarterly Financial Information (Unaudited) (Details) - Schedule of unaudited condensed statement of cash flows - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Statement of Cash Flows
Cash Flow from Operating Activities		$ (415,674)		$ (524,673)	$ (907,923)
Cash Flows used in Investing Activities		(200,000,000)		(200,000,000)	$ 96,478
Cash Flows provided by Financing Activities		201,564,157		201,564,157
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses				85,000
Deferred underwriting commissions in connection with the initial public offering		$ 7,000,000		7,000,000
As Previously Reported [Member]
Statement of Cash Flows
Cash Flow from Operating Activities	$ (610,434)		$ (777,595)	(524,673)
Cash Flows used in Investing Activities			96,478	(200,000,000)
Cash Flows provided by Financing Activities	85,000			201,564,157
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses				85,000
Deferred underwriting commissions in connection with the initial public offering				7,000,000
Initial value of Class A common stock subject to possible redemption				176,448,260
Change in fair value of Class A common stock subject to possible redemption				(15,609,230)
Restatement Adjustment [Member]
Supplemental disclosure of noncash activities:
Initial value of Class A common stock subject to possible redemption				(176,448,260)
Change in fair value of Class A common stock subject to possible redemption				15,609,230
As Restated [Member]
Statement of Cash Flows
Cash Flow from Operating Activities	(610,434)		(777,595)	(524,673)
Cash Flows used in Investing Activities			$ 96,478	(200,000,000)
Cash Flows provided by Financing Activities	$ 85,000			201,564,157
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses				85,000
Deferred underwriting commissions in connection with the initial public offering				$ 7,000,000